GOODWILL - Changes in the carrying amount (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Goodwill [Line Items]
Balance at beginning of year	$ 1,460	$ 37,054
Goodwill upon acquisition		958
Goodwill impairment charge	0	(35,767)	$ (11,623)
Translation adjustment	138	(785)
Balance at the end of year	1,598	1,460	37,054
Mechanical And Electrical Solutions [Member]
Goodwill [Line Items]
Balance at beginning of year	0	36,468
Goodwill upon acquisition		0
Goodwill impairment charge		(35,767)
Translation adjustment	0	(701)
Balance at the end of year	0	0	36,468
Industrial Automation [Member]
Goodwill [Line Items]
Balance at beginning of year	1,460	586
Goodwill upon acquisition		958
Goodwill impairment charge		0
Translation adjustment	138	(84)
Balance at the end of year	$ 1,598	$ 1,460	$ 586